Assets/Liabilities for Insurance Contracts - Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Voluntary Retirement
Disclosure of types of insurance contracts [line items]
Administrative Expenses	$ 770	$ 400
Annuities
Disclosure of types of insurance contracts [line items]
Administrative Expenses	$ 4,750	$ 2,880
US Dollar
Disclosure of types of insurance contracts [line items]
Investment (Discount) Rate	4.84%	14.77%
Argentina, Pesos
Disclosure of types of insurance contracts [line items]
Investment (Discount) Rate	108.46%	7.58%
Argentina, Pesos | Badlar Rate
Disclosure of types of insurance contracts [line items]
Life Insurance Reference Rate	75.00%	75.00%
Argentina, Pesos | Badlar Rate | Bottom of range
Disclosure of types of insurance contracts [line items]
Life Insurance Reference Rate	69.47%	34.22%